Marketable Securities: (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 723,449	$ 892,271
Acquisitions		101,482
Dispositions, at cost	(12,500)	(6,272)
Realized (gain) loss	4,039	(7,373)
Unrealized loss	(344,747)	(256,659)
Fair value at balance sheet date	$ 370,241	$ 723,449	$ 723,449